Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Text Block1 [Abstract]
Prepayments	€ 1,507,753	€ 540,701
Other assets	5,699	1,212,626
Total	€ 1,513,452	€ 1,753,327